Consolidated Balance Sheets - Nickel Road Operating LLC [Member] - USD ($)	Sep. 30, 2024	Dec. 31, 2023
CURRENT ASSETS
Cash and cash equivalents	$ 2,597,806	$ 336,115
Joint interest receivable	250,545	897,804
Accrued oil and gas sales	3,246,193	5,658,034
Derivative asset		270,925
Prepaid expenses	675,033	426,404
Total current assets	6,769,577	7,589,282
OIL AND GAS PROPERTIES, at cost (successful efforts method)
Proved properties	110,199,820	137,855,719
Unproved properties	1,545,199	1,690,690
Accumulated depletion	(51,685,812)	(41,010,449)
Total oil and gas properties	60,059,207	98,535,960
OTHER NON-CURRENT ASSETS
Right-of-use asset, net	182,526	325,933
Total other non-current assets	182,526	325,933
TOTAL ASSETS	67,011,310	106,451,175
CURRENT LIABILITIES
Accounts payable	177,540	1,801,926
Accrued liabilities	9,327,919	12,178,821
Due to related party	140,831	114,346
Current maturities of long-term debt, net of deferred financing costs		3,800,000
Short-term lease liability	182,525	192,384
Total current liabilities	9,828,815	18,087,477
NON-CURRENT LIABILITIES
Long-term debt, net of current portion and deferred financing costs		16,660,116
Long-term lease liability		133,550
Asset retirement obligations	1,397,777	1,347,493
Total non-current liabilities	1,397,777	18,141,159
Total liabilities	11,226,592	36,228,636
COMMITMENTS AND CONTINGENCIES (Note 7)
MEMBERS’ CAPITAL
Contributed capital	64,025,830	64,025,830
Distributed capital	(64,300,000)	(64,300,000)
Retained earnings	56,058,888	70,496,709
Total members’ capital	55,784,718	70,222,539
TOTAL LIABILITIES AND MEMBERS’ CAPITAL	$ 67,011,310	$ 106,451,175